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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05688
Invesco Municipal Premium Income Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 5/31
Date of reporting period: 11/30/10

Item 1. Reports to Stockholders.

Invesco Municipal Premium Income Trust
Semiannual Report to Shareholders ▪ November 30, 2010
NYSE: PIA

2	Trust Performance
3	Letters to Shareholders
4	Dividend Reinvestment Plan
5	Schedule of Investments
13	Financial Statements
16	Notes to Financial Statements
21	Financial Highlights
23	Results of Proxy
Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 5/31/10 to 11/30/10

Trust at NAV	0.92%

Trust at Market Value	3.11

Market Price Discount to NAV as of 11/30/10	-2.66

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
     Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

NYSE Symbol	PIA

2	Invesco Municipal Premium Income Trust

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Trust and its performance. I hope you find it useful. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1, 2010, acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Trust’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs. We are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     We have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 341 2929. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
3	Invesco Municipal Premium Income Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Trust. Under the Plan, the money you earn from dividends and capital gains distributions will be reinvested automatically in more shares of your Trust, allowing you to potentially increase your investment over time.

Plan benefits
■	Add to your account

You may increase the amount of shares in your Trust easily and automatically with the Plan.

■	Low transaction costs

Transaction costs are low because the new shares are bought in blocks and the brokerage commission is shared among all participants.

■	Convenience

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent) which administers the Plan. The statement shows your total distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to invesco.com/us.

■	Safekeeping

The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan brochure. You can obtain a copy of the Plan Brochure and enroll in the Plan by visiting invesco.com/us, calling toll-free 800 341 2929 or notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include your Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally one week before such Distributions are paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distributions.

How the Plan Works
If you choose to participate in the Plan, whenever your Trust declares such Distributions, it will be invested in additional shares of your Trust that are purchased on the open market.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by your Trust. However, you will pay your portion of any per share fees incurred when the new shares are purchased on the open market. These fees are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all Participants in blocks, resulting in lower commissions for each individual Participant. Any per share or service fees are averaged into the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
     Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account have signed these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated shares, whole shares will be held by the Agent and fractional shares will be sold. The proceeds will be sent via check to your address of record after deducting per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a stock certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
     To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4	Invesco Municipal Premium Income Trust

Schedule of Investments

November 30, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–169.08%
Alabama–2.01%
University of Alabama; Series 2004 A, RB (INS–NATL)(a)	5.25%	07/01/20	$2,500	$2,762,400

Alaska–0.71%
Northern Tobacco Securitization Corp.; Series 2006 A, Sr. Tobacco Settlement Asset-Backed Turbo RB	5.00%	06/01/46	1,525	972,553

Arizona–7.21%
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005 B, Ref. Hospital IDR	5.00%	12/01/37	1,075	961,071

Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR(b)(c)	6.00%	05/01/14	300	322,350

Pima (County of) Industrial Development Authority (Tuscon Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	550	503,641

Salt River Agricultural Improvement & Power District; Series 2002 B, RB(d)	5.00%	01/01/31	8,000	8,123,840

				9,910,902

Arkansas–0.71%
Washington (County of) (Washington Regional Medical Center); Series 2005 A, Hospital Construction RB	5.00%	02/01/35	1,000	977,970

California–19.28%
California (State of) Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	2,000	2,036,380

California (State of);
Series 2004 A, Economic Recovery Unlimited Tax GO	5.00%	07/01/16	2,500	2,546,850

Series 2005, Various Purpose Unlimited Tax GO	5.00%	03/01/27	3,000	2,998,110

Camarillo (City of) Public Finance Authority; Series 2005, Wastewater RB (INS–AMBAC)(a)	5.00%	06/01/36	2,000	1,960,460

Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	2,000	1,806,360

Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed Turbo RB	5.75%	06/01/47	1,775	1,274,414

Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS–NATL)(a)	5.00%	06/01/31	1,000	967,010

Los Angeles (City of) Department of Water & Power; Series 2004 C, Water System RB (INS–NATL)(a)(d)	5.00%	07/01/25	3,000	3,078,030

Oxnard (City of) Finance Authority (Redwood Trunk Sewer & Headworks); Series 2004 A, Wastewater RB (INS–NATL)(a)	5.00%	06/01/29	3,000	3,021,060

Port of Oakland;
Series 2002 L, RB(c)(e)(f)	5.00%	11/01/12	110	119,240

Series 2002 L, RB (INS–NATL)(a)(e)	5.00%	11/01/21	890	894,762

Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	650	636,214

San Diego (County of) Water Authority; Series 2004 A, COP (INS–AGM)(a)(d)	5.00%	05/01/29	3,000	3,057,840

San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3,, Unlimited GO (INS–AGC)(a)(d)	5.00%	06/15/28	460	471,909

Twin Rivers Unified School District; Series 2009, Unlimited Tax General Obligation BAN(g)	0.00%	04/01/14	600	544,602

William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax GO(g)	0.00%	08/01/32	4,650	1,105,630

				26,518,871

Colorado–6.19%
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	1,500	1,451,205

Denver (City of) Convention Center Hotel Authority; Series 2006, Sr. Ref. RB (INS–XLCA)(a)	5.00%	12/01/30	2,000	1,710,680

Fort Collins (City of);
Series 2004 A, Lease COP (INS–AMBAC)(a)	5.38%	06/01/21	2,040	2,191,939

Series 2004 A, Lease COP (INS–AMBAC)(a)	5.38%	06/01/22	2,155	2,309,083

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Municipal Premium Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado–(continued)

Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.25%	11/15/28	$125	$138,336

Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	700	705,537

				8,506,780

District of Columbia–3.21%
District of Columbia;
Series 2006 B-1, Ballpark RB (INS–NATL)(a)	5.00%	02/01/31	3,000	2,837,550

Series 2008 E, Unlimited GO (INS–BHAC)(a)(d)	5.00%	06/01/26	380	399,015

Series 2008 E, Unlimited GO (INS–BHAC)(a)(d)	5.00%	06/01/27	380	396,287

Series 2008 E, Unlimited GO (INS–BHAC)(a)(d)	5.00%	06/01/28	760	787,155

				4,420,007

Florida–17.65%
Broward (County of) Educational Facilities Authority (Nova Southeastern University); Series 2006, RB (INS–AGC)(a)	5.00%	04/01/31	2,000	1,963,560

Dade (County of) (Florida Public Improvement); Series 1988 DD, Unlimited Tax GO (INS–AMBAC)(a)	7.75%	10/01/15	830	1,048,041

JEA; Series 2007 B, Water & Sewer System RB (INS–NATL)(a)	5.00%	10/01/24	2,460	2,506,814

Miami-Dade (County of) (Miami International Airport);
Series 2000 B, Aviation RB (INS–NATL)(a)	5.75%	10/01/24	2,500	2,533,250

Series 2009 B, Aviation RB (INS–AGC)(a)	5.00%	10/01/25	650	671,287

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,000	974,340

Orlando (City of) Utilities Commission; Series 2003 B, Ref. Water & Electric RB	5.00%	10/01/22	5,000	5,315,750

Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS–BHAC)(a)	5.50%	10/01/23	600	664,986

South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB	5.00%	08/15/42	8,000	7,764,160

St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2006 A, Health Care IDR	5.25%	01/01/26	1,000	825,880

				24,268,068

Georgia–6.33%
Atlanta (City of); Series 1999 A, Water & Wastewater RB (INS–NATL)(a)	5.50%	11/01/22	3,000	3,292,320

Georgia (State of) Road & Tollway Authority;
Series 2003, Gtd. RB	5.00%	10/01/22	2,000	2,167,120

Series 2003, Gtd. RB	5.00%	10/01/23	3,000	3,251,100

				8,710,540

Hawaii–0.91%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	370	371,332

Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	900	882,513

				1,253,845

Idaho–0.97%
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS–AGC)(a)	5.25%	07/15/24	1,240	1,340,093

Illinois–11.75%
Chicago (City of) (Chicago O’Hare International Airport); Series 2005 A, Third Lien General Airport RB (INS–NATL)(a)	5.25%	01/01/26	4,000	4,107,440

Chicago (City of) Park District; Series 2004 A, Limited Tax GO (INS–AMBAC)(a)	5.00%	01/01/28	2,500	2,538,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Municipal Premium Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Chicago (City of);
Series 1996 A-2, Ref. Unlimited Tax GO (INS–AMBAC)(a)	5.50%	01/01/18	$700	$794,829

Series 2007 A, Ref. Unlimited GO (INS–AGM)(a)(d)	5.00%	01/01/37	3,300	3,192,453

Granite (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB(b)(c)(e)	3.50%	05/01/13	1,050	1,055,796

Illinois (State of) Finance Authority (Little Co. of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	625	596,019

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	380	424,654

Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	775	787,640

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	295	329,370

Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/29	1,105	1,097,387

Series 2010 A, Ref. RB	6.00%	08/15/38	580	578,382

Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/50	650	659,620

				16,162,390

Indiana–1.23%
Indiana (State of) Health & Educational Facility Financing Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	1,310	1,269,954

Rockport (City of) (Indiana Michigan Power Co.); Series 2009 B, Ref. PCR(b)(c)	6.25%	06/02/14	375	416,666

				1,686,620

Iowa–2.52%
Iowa (State of) (IJobs Program);
Series 2009 A, Special Obligation RB(d)	5.00%	06/01/25	975	1,048,691

Series 2009 A, Special Obligation RB(d)	5.00%	06/01/26	730	779,195

Tobacco Settlement Authority; Series 2005 C, Tobacco Settlement Asset-Backed Turbo RB	5.50%	06/01/42	2,250	1,640,002

				3,467,888

Kansas–0.26%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	335	356,926

Kentucky–2.77%
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	450	461,857

Louisville (City of) & Jefferson (County of) Metropolitan Sewer District; Series 2001 A, Sewer & Drainage System RB (INS–NATL)(a)	5.38%	05/15/22	3,215	3,351,509

				3,813,366

Louisiana–4.72%
Louisiana (State of) Offshore Terminal Authority (LOOP LLC); Series 2007 B-2, Deepwater Port RB(b)(c)	4.30%	10/01/11	750	760,297

Louisiana (State of) Public Facilities Authority (Baton Rouge General Medical Center); Series 2004, FHA Insured Mortgage RB (INS–NATL)(a)	5.25%	07/01/33	1,500	1,503,810

Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(f)	5.50%	05/15/26	2,000	2,362,440

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,000	1,869,600

				6,496,147

Maryland–2.50%
Baltimore (County of) (Oak Crest Village, Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	505	457,909

Maryland (State of) Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	500	504,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Municipal Premium Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community); Series 2007 B, RB	5.00%	01/01/17	$540	$521,030

Maryland (State of) Housing & Community Development Administration; Series 2006 P, Residential RB(e)	4.63%	09/01/31	2,000	1,959,340

				3,442,279

Massachusetts–0.37%
Massachusetts (State of) Health & Educational Facilities Authority (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	500	505,735

Michigan–1.53%
Eastern Michigan University; Series 2009 B, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(h)(i)	0.31%	12/17/10	1,200	1,200,000

Wayne State University; Series 2008, Ref. RB (INS–AGM)(a)	5.00%	11/15/25	870	908,576

				2,108,576

Minnesota–0.21%
Minnesota (State of) Housing Finance Agency (Rental Housing); Series 1995 D, RB (INS–NATL)(a)	6.00%	02/01/22	290	290,380

Missouri–1.97%
Fenton (City of) (Gravois Bluffs Redevelopment); Series 2006, Ref. Tax Increment Allocation RB	4.50%	04/01/21	1,205	1,171,911

Missouri (State of) Health & Educational Facilities Authority (Missouri Baptist Medical Center); Series 1989, Ref. RB(f)	7.63%	07/01/18	1,340	1,536,310

				2,708,221

Montana–0.58%
Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	800	793,048

Nebraska–1.09%
Lancaster (County of) Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(c)(h)(i)	0.30%	12/17/10	1,500	1,500,000

Nevada–4.13%
Clark (County of) (Las Vegas–McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	500	495,585

Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	290	323,971

Las Vegas (City of) Valley Water District; Series 2003 A, Ref. Water & Improvement Limited Tax GO (INS–NATL)(a)	5.25%	06/01/22	3,000	3,195,360

Nevada (State of) (Capital Improvements & Cultural Affairs); Series 2008, GO (INS–AGM)(a)(d)	5.00%	06/01/26	1,600	1,672,224

				5,687,140

New Hampshire–0.22%
New Hampshire (State of) Business Finance Authority (United Illuminating Co.–Series 1997 A); Series 2009, PCR(b)(c)(e)	7.13%	02/01/12	295	306,083

New Jersey–4.79%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties L.L.C.–Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	440	440,317

New Jersey (State of) Turnpike Authority; Series 2003 A, RB (INS–AMBAC)(a)	5.00%	01/01/30	1,500	1,523,220

Passaic Valley Sewerage Commissioners; Series 2003 F, Sewer System RB (INS–NATL)(a)	5.00%	12/01/19	2,000	2,051,960

Tobacco Settlement Financing Corp.;
Series 2007 1A, Sr. Asset-Backed Turbo RB	4.63%	06/01/26	3,000	2,427,810

Series 2007 1B, First Sub. Asset-Backed Turbo RB(g)	0.00%	06/01/41	3,000	140,970

				6,584,277

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Municipal Premium Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico–0.80%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR(a)(c)	5.20%	06/01/20	$500	$492,020

Series 2010 C, Ref. PCR	5.90%	06/01/40	600	610,914

				1,102,934

New York–24.49%
Brooklyn (City of) Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	380	393,859

Series 2009, PILOT RB	6.38%	07/15/43	160	166,320

Long Island Power Authority; Series 2004 A, Electric System RB (INS–AMBAC)(a)	5.00%	09/01/34	2,250	2,249,820

Metropolitan Transportation Authority; Series 2002 B, Service Contract RB (INS–NATL)(a)	5.50%	07/01/20	3,000	3,174,930

New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 A, Liberty IDR	6.25%	03/01/15	2,000	2,001,740

New York (City of) Industrial Development Agency (Yankee Stadium); Series 2006, PILOT IDR (INS–NATL)(a)	5.00%	03/01/46	1,125	1,073,711

New York (City of) Transitional Finance Authority;
Series 2009 A, Future Tax Sec. RB(d)	5.00%	05/01/30	745	782,295

Future Tax, Series 2009 A RB(d)	5.00%	05/01/28	935	994,036

Future Tax, Series 2009 A RB(d)	5.00%	05/01/29	745	787,145

New York (City of) Trust for Cultural Resources (Museum Modern Art) (Venezuela) Series 2008 1A, Ref. RB(d)	5.00%	04/01/28	2,850	3,036,989

New York (City of);
Series 2008 A-1, Unlimited GO(d)	5.25%	08/15/27	1,440	1,538,107

Series 2008 A-1, Unlimited GO(d)	5.25%	08/15/28	1,440	1,531,282

New York (City of); Series 2009 H-1, Unlimited Tax GO	5.00%	03/01/16	1,500	1,719,810

New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB(d)	5.00%	07/01/35	6,085	6,226,050

New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, FHA Insured Mortgage Hospital RB (INS–NATL)(a)	5.00%	08/01/29	1,995	2,049,204

New York (State of) Dormitory Authority (New York City); Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(a)	5.50%	05/15/29	505	549,899

New York (State of) Dormitory Authority (State University Educational Facilities); Series 2002 B, Third General Resolution RB (INS–CIFG)(a)(b)(c)	6.00%	05/15/12	1,110	1,180,829

New York (State of) Thruway Authority; Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	940	1,012,258

Triborough Bridge & Tunnel Authority; Series 2002 B, Ref. RB	5.25%	11/15/19	3,000	3,205,920

				33,674,204

Ohio–2.71%
American Municipal Power-Ohio Inc. (Prairie St. Energy Campus); () Series 2008 A, RB (INS–AGC)(a)(d)	5.25%	02/15/33	2,400	2,467,920

Ohio (State of) Higher Educational Facility Commission (Summa Health System 2010); Series 2010, Hospital Facilities RB	5.75%	11/15/40	1,065	1,049,994

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(b)(c)	5.88%	06/01/16	190	210,087

				3,728,001

Oregon–0.65%
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.25%	04/01/24	315	351,839

Warm Springs (Reservation of Oregon State) Confederated Tribes (Pelton Round Butte Tribal Economic Development); Series 2009 B, Hydroelectric RB	6.38%	11/01/33	535	545,304

				897,143

Pennsylvania–1.87%
Allegheny (County of) Hospital Development Authority (West Penn Allegheny Health System); Series 2007 A, Health System RB	5.38%	11/15/40	1,000	707,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Municipal Premium Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Turnpike Commission;
Series 2010 B-2, Turnpike Sub. Conv. RB(g)	0.00%	12/01/28	$650	$504,712

Series 2010 B2, Turnpike Sub. Conv. RB(g)	0.00%	12/01/34	400	309,064

Philadelphia (City of) (1975 General Ordinance); Eighteenth Series 2004, Gas Works RB (INS–AGC)(a)	5.25%	08/01/20	1,000	1,051,800

				2,572,976

Puerto Rico–3.34%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, RB	5.25%	07/01/27	1,000	1,025,700

Series 2010 XX, RB	5.25%	07/01/40	600	593,748

Puerto Rico (Commonwealth of) Sales Tax Financing Corp.;
First Sub. Series 2010 A, RB	5.50%	08/01/42	650	658,353

Series 2009 A, First Sub. RB(c)(f)	5.00%	08/01/11	630	649,895

Series 2010 A, First Sub. RB	5.38%	08/01/39	575	577,639

Series 2010 C, First Sub. RB	5.25%	08/01/41	1,100	1,088,329

				4,593,664

Rhode Island–2.20%
Rhode Island (State of) Economic Development Corp.; Series 2005 C, Ref. Airport RB (INS–NATL)(a)	5.00%	07/01/28	3,000	3,018,180

South Carolina–2.51%
Charleston (County of) School District (Charleston School District Development Corp.); Series 2004 A, Unlimited Tax GO (CEP–South Carolina Permanent School Fund)	5.00%	02/01/22	3,000	3,239,910

Lexington (County of) Health Services District Inc.; Series 2007, Ref. Hospital RB	5.00%	11/01/16	35	38,822

Richland (County of); Series 2007 A, Ref. Environmental Improvement RB	4.60%	09/01/12	165	170,526

				3,449,258

Tennessee–1.29%
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, Hospital First Mortgage RB	5.50%	07/01/36	1,900	1,767,076

Texas–12.20%
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	1,000	1,013,370

Austin (City of);
Series 2001, Ref. Water & Wastewater System RB(c)(f)	5.13%	05/15/11	2,525	2,581,358

Series 2001, Ref. Water & Wastewater System RB (INS–AGM)(a)	5.13%	05/15/27	1,475	1,494,883

Bexar (County of) Health Facilities Development Corp. (Army Retirement Residence Foundation);
Series 2007, Ref. RB	5.00%	07/01/27	555	511,965

Series 2007, Ref. RB	5.00%	07/01/33	735	647,167

Series 2007, Ref. RB	5.00%	07/01/37	580	502,002

Harris (County of) Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	300	305,925

Houston (City of); Series 2004 A, Ref. Combined Utility System First Lien RB (INS–NATL)(a)	5.25%	05/15/23	2,320	2,430,386

Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	450	443,844

Lubbock (City of) Health Facilities Development Corp. (Carillon); Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	1,000	953,620

North Texas (State of) Tollway Authority;
Series 2008 D, Ref. First Tier System RB (INS–AGC)(a)(g)	0.00%	01/01/28	4,100	1,533,359

Series 2008 L-2, Ref. First Tier System RB(b)(c)	6.00%	01/01/13	1,000	1,088,930

Tarrant (County of) Cultural Education Facilities Finance Corp. (Air Force Village Obligation Group); Series 2007, Retirement Facility RB	5.13%	05/15/37	425	360,120

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Municipal Premium Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Texas (State of) Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	$430	$442,977

University of Houston; Series 2008, Ref. RB (INS–AGM)(a)(d)	5.00%	02/15/33	2,400	2,469,288

				16,779,194

Virgin Islands–0.39%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	525	531,069

Virginia–0.65%
Fairfax (County of) Economic Development Authority (Goodwin House Inc.); Series 2007, Residential Care Facilities Mortgage RB	5.13%	10/01/42	1,000	898,400

Washington–10.16%
Goat Hill Properties (King County Governmental Office Building); Series 2005, Lease RB (INS–NATL)(a)	5.00%	12/01/33	2,400	2,418,600

Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydroelectric Development RB (INS–NATL)(a)	5.00%	01/01/34	1,930	1,933,802

Port of Seattle; Series 1998 A, Passenger Facility Charge RB (INS–NATL)(a)	5.00%	12/01/23	2,835	2,836,049

Washington (State of) (Motor Vehicle Tax Fund); Series 2004 F, Unlimited Tax GO (INS–AMBAC)(a)	5.98%	12/01/29	2,120	867,652

Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2008, RB	7.38%	03/01/38	2,000	2,198,520

Washington (State of);
Series 2009 A, Various purpose Unlimited GO(d)	5.00%	08/01/29	1,710	1,816,755

Series 2009 A, Various Purpose Unlimited GO(d)	5.00%	08/01/30	1,795	1,894,999

				13,966,377

TOTAL INVESTMENTS(j)–169.08% (Cost $230,349,992)				232,529,581

OTHER ASSETS LESS LIABILITIES–1.78%				2,442,697

FLOATING RATE NOTE AND DEALER TRUSTS OBLIGATIONS RELATED TO SECURITIES HELD–(21.78)%
Notes with interest rates ranging from 0.27% to 0.31% at 05/31/10 and contractual maturities of collateral ranging from 06/01/25 to 07/01/35 (See Note 1H),(k) (Cost $-29,950,000)				(29,950,000)

PREFERRED SHARES OF BENEFICIAL INTEREST–(49.08)%				(67,500,000)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$137,522,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Municipal Premium Income Trust

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– Ambac Assurance Corp.
BAN	– Bond Anticipation Note
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
CIFG	– CIFG Assurance North America, Inc.
Conv.	– Convertible
COP	– Certificates of Participation
FHA	– Federal Housing Administration
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
RB	– Revenue Bonds
Ref	– Refunding
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Underlying security related to inverse floaters entered into by the Trust (See Note 1H).
(e)	Security subject to the alternative minimum tax.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Capital appreciation bond issued at a discount.
(h)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2010. At November 30, 2010, the Trust’s investments with a value of $46,551,504 are Dealer Trusts and serve as collateral for the $29,950,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit quality

AAA	11.65%

AA	43.08

A	27.84

BBB	14.10

BB	0..35

B	0.07

NR	2.91

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Municipal Premium Income Trust

Statement of Assets and Liabilities

November 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $230,349,992)	$232,529,581

Receivables for:
Investments sold	260,313

Interest	3,590,873

Investment for trustee deferred compensation and retirement plans	536

Other assets	94,204

Total assets	236,475,507

Liabilities:
Floating Rate note and dealer trust obligations	29,950,000

Payable for:
Amount due custodian	932,080

Dividends declared on auction rate preferred shares	2,848

Accrued other operating expenses	482,841

Trustee deferred compensation and retirement plans	85,460

Total liabilities	31,453,229

Preferred shares at liquidation value (1,000,000 shares authorized of non-participating $0.01 par value, 675 shares outstanding)	67,500,000

Net assets applicable to common shares	$137,522,278

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$158,044,946

Undistributed net investment income	1,864,469

Undistributed net realized gain (loss)	(24,566,726)

Unrealized appreciation	2,179,589

$137,522,278

Shares outstanding, $0.01 par value per common share:
Outstanding	16,666,877

Net asset value per common share	$8.25

Market value per common share	$8.05

Market price premium (discount) to net asset value per common share	(2.42)%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Municipal Premium Income Trust

Statement of Operations

For the six months ended November 30, 2010
(Unaudited)

Investment income:
Interest	$5,564,059

Expenses:
Advisory fees	482,864

Administrative services fees	25,068

Custodian fees	5,422

Interest expense	126,997

Preferred share maintenance	85,444

Transfer agent fees	4,838

Trustees’ and officers’ fees and benefits	9,642

Professional services fees	419,847

Other	31,269

Total expenses	1,191,391

Net investment income	4,372,668

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(436,947)

Change in net unrealized appreciation (depreciation) of investment securities	(2,838,677)

Net realized and unrealized gain (loss)	(3,275,624)

Net increase in net assets resulting from operations	1,097,044

Distributions to auction rate preferred shareholders from net investment income	(71,786)

Net increase in net assets from operations applicable to common shares	$1,025,258

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Municipal Premium Income Trust

Statement of Changes in Net Assets

For the six months ended November 30, 2010 and the year ended May 31, 2010
(Unaudited)

	November 30,	May 31,
	2010	2010

Operations:
Net investment income	$4,372,668	$9,278,489

Net realized gain (loss)	(436,947)	(1,856,135)

Change in net unrealized appreciation (depreciation)	(2,838,677)	14,019,645

Net increase in net assets resulting from operations	1,097,044	21,441,999

Distributions to auction rate preferred shareholders from net investment income	(71,786)	(122,989)

Net increase in net assets from operations applicable to common shares	1,025,258	21,319,010

Distributions to shareholders from net investment income	(4,500,058)	(9,000,115)

Net increase (decrease) in net assets	(3,474,800)	12,318,895

Net assets:
Beginning of period	140,997,078	128,678,183

End of period (includes undistributed net investment income of $1,864,469 and $2,063,645, respectively)	$137,522,278	$140,997,078

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Municipal Premium Income Trust

Statement of Cash Flows

For the six months ended November 30, 2010
(Unaudited)

Net increase in net assets from operations applicable to common shares		$1,025,258

Adjustments to reconcile the change in net assets from operations applicable to common shares:
Net realized gain (loss) on investments		436,947

Net change in unrealized appreciation (depreciation) on investments		2,838,677

Amortization of premium		375,258

Accretion of discount		(161,295)

Cost of purchases of investments		(9,251,462)

Proceeds from sales of investments		6,756,592

Net sale of short-term investments		1,500,000

Increase in interest receivables and other assets		(101,750)

Increase in accrued expenses and other payables		315,854

Total Adjustments		2,708,821

Net cash provided by operating activities		3,734,079

Cash flows provided by (used for) financing activities:
Dividends and distributions paid to common shareholders		(4,500,058)

Dividends payable to preferred shareholders		284

Due to Custodian		932,080

Net proceeds from (repayment of) floating rate note and dealer trusts obligations		(214,000)

Net cash provided by (used for) financing activities		(3,781,694)

Net increase (decrease) in cash and cash equivalents		(47,615)

Cash and cash equivalents at beginning of period		47,615

Cash at end of period	$

Supplemental Disclosure of cash flow Information:
Cash paid during the period for interest		$126,997

Notes to Financial Statements

November 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Premium Income Trust, (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. Effective June 1, 2010, the Trust’s name changed from Morgan Stanley Municipal Premium Income Trust to Invesco Municipal Premium Income Trust.
  The Trust’s investment objective is to seek to provide a high level of current income exempt from federal income tax.
  The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

16        Invesco Municipal Premium Income Trust

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions to common shareholders from income are declared and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Inverse Floating Rate Obligations — The Trust may invest in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate obligations. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note and dealer trust obligations on the

17        Invesco Municipal Premium Income Trust

Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.
The Trust generally invest in inverse floating rate obligations that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate obligations are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

Effective June 1, 2010, the Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate 0.40% of the Trust’s average weekly net assets including current preferred shares and a portion of floating rate and dealer trust obligations that the Trust entered into to retire outstanding preferred shares of the Trust.
  Effective June 1, 2010, under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective June 1, 2010, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 1.03%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended November 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Trust.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$232,529,581	$—	$232,529,581

18        Invesco Municipal Premium Income Trust

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Trust may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.
  During the six months ended November 30, 2010, the Trust paid legal fees of $288 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended November 30, 2010 were $30,164,000 and 0.84%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Trust had a capital loss carryforward as of May 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

May 31, 2016	$841,832

May 31, 2017	4,084,160

May 31, 2018	19,280,398

Total capital loss carryforward	$24,206,390

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended November 30, 2010 was $8,365,462 and $7,016,905, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,632,737

Aggregate unrealized (depreciation) of investment securities	(5,331,022)

Net unrealized appreciation of investment securities	$2,301,715

Cost of investments for tax purposes is $230,227,866.

NOTE 8—Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $0.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series A through E Auction Rate Preferred Shares (“preferred shares”) which have a liquidation value of $100,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $100,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

19        Invesco Municipal Premium Income Trust

  Historically, the Trust paid annual fees equivalent to 0.25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auction. Effective March 31, 2009, the Trust decreased this amount to 0.15% due to auction failures. In the future, if auctions no longer fail, the Trust may return to an annual fee payment of 0.25% of the preferred share liquidation value. These fees are included as a component of “Preferred share maintenance” expense on the Statement of Operations.
  Dividends, which are cumulative, are reset through auction procedures.

		Amount			Range of
Series	Shares†	(000’s omitted)†	Rate†	Reset Date	Dividend Rates††

A	135	$13,500	0.198%	12/08/2010	0.143-0.308%

B	135	13,500	0.198	12/08/2010	0.143-0.308

C	135	13,500	0.198	12/08/2010	0.143-0.308

D	135	13,500	0.198	12/08/2010	0.143-0.308

E	135	13,500	0.198	12/08/2010	0.143-0.308

†	As of November 30, 2010.
††	For the six months ended November 30, 2010.

  Subsequent to November 30, 2010 and up through December 22, 2010, the Trust paid dividends to each of the Series A through E at rates ranging from 0.187% to 0.198% in the aggregate amount of $79,340.
  The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.
  Beginning February 15, 2008 and continuing through November 30, 2010, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate.
  The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.
  The preferred shares are not listed on an exchange. Investors in preferred shares may participate in auctions through authorized broker-dealers; however, such broker-dealers are not required to maintain a secondary market in preferred shares, and there can be no assurance that a secondary market will develop, or if it does develop, a secondary market may not provide you with liquidity. When a preferred share auction fails, investors may not be able to sell any or all of their preferred shares and because of the nature of the market for preferred shares, investors may receive less than the price paid for their preferred shares if sold outside of the auction.
  The Trust entered into additional floating rate note and dealer trusts obligations as an alternative form of leverage in order to redeem and to retire a portion of its preferred shares. Transactions in preferred shares were as follows:

	Shares	Value

Outstanding at May 31, 2009	765	$76,500,000

Shares retired	(90)	(9,000,000)

Outstanding at May 31, 2010	675	67,500,000

Shares retired	—	—

Outstanding at November 30, 2010	675	$67,500,000

NOTE 9—Common Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

			Capital Paid In
	Shares	Par Value of Shares	Excess of Par Value

Balance, May 31, 2009	16,666,877	$166,669	$157,878,277

Shares Repurchased	—	—	—

Balance, May 31, 2010	16,666,877	166,669	157,878,277

Shares Repurchased	—	—	—

Balance, November 30, 2010	16,666,877	$166,669	$157,878,277

  The Trustees have approved share repurchases whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

20        Invesco Municipal Premium Income Trust

NOTE 10—Dividends

The Trust declared the following dividends from net investment income subsequent to:

Declaration Date	Amount Per Share	Record Date	Payable Date

December 7, 2010	$0.045	December 17, 2010	December 23, 2010

January 3, 2011	$0.045	January 14, 2011	January 31, 2011

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a common share of the Trust outstanding throughout the periods indicated.

	Six months ended
	November 30,		Year ended May 31,
	2010		2010	2009		2008		2007		2006

Net asset value per common share, beginning of period	$8.46		$7.72	$9.26		$10.05		$10.13		$10.45

Income from investment operations:
Net investment income(a)	0.26		0.56	0.62		0.67		0.66		0.66

Net gains (losses) on securities (both realized and unrealized)	(0.20)		0.73	(1.60)		(0.78)		0.08		(0.20)

Total from investment operations	0.06		1.29	(0.98)		(0.11)		0.74		0.46

Less distributions to auction rate preferred shareholders from net investment income	(0.00)		(0.01)	(0.06)		(0.20)		(0.20)		(0.14)

Total from investment operations applicable to common shares	0.06		1.28	(1.04)		(0.31)		0.54		0.32

Less distributions to common shareholders:
Dividends from net investment income	(0.27)		(0.54)	(0.50)		(0.46)		(0.50)		(0.54)

Distributions from net realized gains	—		—	0.00		(0.04)		(0.14)		(0.14)

Total distributions to common shareholders	(0.27)		(0.54)	(0.50)		(0.50)		(0.64)		(0.68)

Anti-dilutive effect of shares repurchased(a)	—		—	0.00	(b)	0.02		0.02		0.04

NAV per common share, end of period	$8.25		$8.46	$7.72		$9.26		$10.05		$10.13

Market value per common share, end of period	$8.05		$8.06	$7.36		$8.34		$9.49		$9.12

Total return at NAV(c)	0.92%		17.42%

Total return at market value(c)	3.11%		17.34%	(4.91)%		(6.86)%		11.22%		7.85%

Ratios/supplemental data:
Net assets applicable to common shares, end of period (000s omitted)	$137,522		$140,997	$128,678		$154,430		$171,138		$176,515

Ratio of expenses to average net assets applicable to common shares	1.66	%(d)	1.35%	1.78	%(e)	1.58	%(e)	1.41	%(e)	1.09%

Ratio of expenses to average net assets applicable to common shares (excludes interest expense)	1.48	%(d)	1.12%	1.23	%(e)	1.12	%(e)	1.07	%(e)	1.09%

Ratio of net investment income to average net assets before preferred shares dividends	6.10	%(d)	6.86%	7.96	%(e)	7.05	%(e)	6.50	%(e)	6.42%

Rebate from Morgan Stanley affiliate	—		—	0.00	%(f)	0.00	%(f)	0.00	%(f)	—

Ratio of distributions to auction rate preferred shareholders to average net assets applicable to common shares	0.10	%(d)	0.09%	0.79%		2.11%		2.00%		1.37%

Portfolio turnover rate	3%		12%	17%		5%		13%		33%

Auction rate preferred shares:
Asset coverage on preferred shares at end of period(g)	304%		309%	268%		254%		271%		276%

(a)	Calculated using average number of common shares outstanding.
(b)	Amount is less than $0.005.
(c)	Net asset value return includes adjustments in accordance with accounting principles generally accepted in the United States of America and measures the changes in common shares’ value over the period indicated, taking into account dividends as reinvested. Market value return is computed based upon the New York Stock Exchange market price of the Trust’s common shares and excludes the effects of brokerage commissions. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $142,888.
(e)	The ratios reflect the rebate of certain Trust expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(f)	Amount is less than 0.005%.
(g)	Calculated by adding Net assets attributable to common shares plus Preferred shares at liquidation value and dividing this by Preferred shares at liquidation value.

21        Invesco Municipal Premium Income Trust

NOTE 12—Legal Proceedings

On January 17, 2011, a Consolidated Amended Shareholder Derivative Complaint was filed on behalf of Invesco Insured Municipal Income Trust and Invesco Municipal Premium Income Trust (the “Trusts”) against Morgan Stanley Investment Advisors, Inc., Morgan Stanley and certain current and former trustees and executive officers of the Trusts (collectively, the “Defendants”) alleging that they breached their fiduciary duties to common shareholders by causing the Trusts to redeem Auction Rate Preferred Securities (“ARPS”) at their liquidation value when the secondary market valued the ARPS at a significant discount from their liquidation values. The Complaint also alleges that the redemption of the ARPS occurred at the expense of the Trusts and their common shareholders. This Complaint consolidates two separate actions that were filed by Curbow Family LLC and Elsie Mae Melms Revocable Living Trust on July 22, 2010 and August 3, 2010, respectively. Plaintiffs seek judgment that: 1) orders Defendants to refrain from redeeming any ARPS at their liquidation value using Trusts assets; 2) awards monetary damages against all Defendants, individually, jointly or severally, in favor of the Trusts, for all losses and damages allegedly suffered as a result of the redemptions of ARPS at their liquidation value; 3) grants appropriate equitable relief to remedy the Defendants’ breaches of fiduciary duties; and 4) awards to Plaintiffs the costs and disbursements of the action. The Board has formed a committee to investigate these claims, and the parties to the litigation have agreed to a temporary stay of the litigation pending completion of the investigation.
  Management of Invesco and the Trust believe that the outcome of the proceedings described above will have no material adverse effect on the Trust or on the ability of Invesco to provide ongoing services to the Trust.

22        Invesco Municipal Premium Income Trust

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Premium Income Trust, was held on July 16, 2010 and was adjourned until August 13, 2010 and further adjourned until September 10, 2010. The Meeting on September 10, 2010 was held for the following purpose:

(1)	Elect four Trustees by the holders of Common Shares and Preferred Shares voting together, and one Trustee by the holders of Preferred Shares voting separately, each of whom will serve for a three year term or until a successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matters	Votes For	Withheld

(1)	Albert R. Dowden	14,377,424	663,117
	Lewis F. Pennock	14,384,635	655,906
	Hugo F. Sonnenschein	14,369,270	671,271
	Raymond Stickel, Jr.	14,374,381	666,160
	Prema Mathai-Davis(P)	75	0

(P)	Election of trustee by preferred shareholders only.

23        Invesco Municipal Premium Income Trust

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is 811-05688.
     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Trust voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-CE-MIP-SAR-1	Invesco Distributors, Inc.

ITEM 2. CODE OF ETHICS.
As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). The Code was amended in June, 2010, to (i) add an individual to Exhibit A and (ii) update the names of certain legal entities. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Municipal Premium Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: February 8, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: February 8, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: February 8, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.